UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008
                                               ------------------

Check here if Amendment [ ] ; Amendment Number:
                                                ---------
This Amendment (Check only one.):   [ ]  is a restatement.
                                    [ ]  adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Strata Capital Management, LP
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Address: 9665 Wilshire Blvd. Suite 505
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         Beverly Hills, CA 90212
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Form 13F File Number:  28-12904
                          -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

 Name:  Stacey Ashenfelter
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 Title: Compliance Officer
       -------------------------
 Phone: (310) 228-4166
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Signature, Place, and Date of Signing:

 /s/ Stacey Ashenfelter         Beverly Hills, CA          November 03, 2008
-------------------------    ------------------------    -----------------------
     [Signature]                  [City, State]                  [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE


Report Summary:


 Number of Other Included Managers:           0
                                        -------------

 Form 13F Information Table Entry Total:     21
                                        -------------

 Form 13F Information Table Value Total:    96,580
                                        -------------
                                         (thousands)


List of Other Included Managers: None

         COLUMN 1                   COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5          COLUMN 6     COLUMN 7       COLUMN 8
-------------------------          --------- ---------  --------- ---------------------  ------------ ----------- ------------------
                                                                                                                   VOTING AUTHORITY
      NAME OF ISSUER                TITLE OF   CUSIP     VALUE     SHRS OR   SH/   PUT/   INVESTMENT     OTHER
                                      CLASS             (X$1000)   PRN AMT   PRN   CALL   DISCRETION    MANAGERS  SOLE  SHARED  NONE
-------------------------          --------- ---------  --------- ---------  ----  ----  ------------ ----------- ----  ------  ----
BMP SUNSTONE CORPORATION             COM      05569C105     1,134    163,467  SH           SOLE                   SOLE
ELIXIR GAMING TECHNOLOGIES INC       COM      28661G105     2,068  6,267,468  SH           SOLE                   SOLE
EQUINIX INC                          COM      29444U502    10,311    148,451  SH           SOLE                   SOLE
FOCUS MEDIA HOLDING ADR              COM      34415V109     6,815    239,024  SH           SOLE                   SOLE
FUEL TECH INC PUT 20 EXP 01/17/2009  PUT      359523957     4,327    239,200  SH    PUT    SOLE                   SOLE
IMERGENT INC. PUT 20 EXP 01/17/2009  PUT      45247Q950       461     41,200  SH    PUT    SOLE                   SOLE
INTERNCONTINENTALEXCHANGE            COM      45865V100     9,216    114,225  SH           SOLE                   SOLE
LULULEMON ATHLETICA INC PUT 25
  EXP 1/17/2009                      PUT      550021959     2,024     87,900  SH    PUT    SOLE                   SOLE
LULULEMON ATHLETICA INC PUT 45
  EXP 1/17/2009                      PUT      550021959     1,720     74,700  SH    PUT    SOLE                   SOLE
MONOLITHIC POWER SYSTEMS, INC.       COM      609839105     9,845    566,783  SH           SOLE                   SOLE
MONSANTO COMPANY                     COM      61166W101     2,463     24,880  SH           SOLE                   SOLE
MONSANTO COMPANY 120 EXP 01/17/2009  CALL     61166W901     3,959     40,000  SH    CALL   SOLE                   SOLE
ODYSSEY MARINE EXPLORATION INC       COM      676118102    14,914  3,284,981  SH           SOLE                   SOLE
POTASH CORP OF SASKATCHEWAN INC      COM      73755L107     3,118     23,619  SH           SOLE                   SOLE
POTASH CORP OF SASKATCHEWAN 165
  EXP 12/20/2008                     CALL     73755L907     5,280     40,000  SH    CALL   SOLE                   SOLE
RADIANT SYSTEMS INC                  COM      75025N102     3,403    391,630  SH           SOLE                   SOLE
RESEARCH IN MOTION LIMITED           COM      760975102     3,280     48,030  SH           SOLE                   SOLE
SIGMA DESIGNS INC PUT 20
  EXP 01/17/2009                     PUT      826565953     1,564    110,000  SH    PUT    SOLE                   SOLE
THE MOSAIC COMPANY                   COM      61945A107     2,623     38,567  SH           SOLE                   SOLE
THE MOSAIC COMPANY 95 EXP 12/20/2008 CALL     61945A907     4,761     70,000  SH    CALL   SOLE                   SOLE
WHIRLPOOL CORPORATION 80
  EXP 12/20/2008                     PUT      963320956     3,291     41,500  SH    PUT    SOLE                   SOLE